Goodwill and Other Intangible Assets (Mortgage Servicing Rights) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Servicing Assets At Fair Value [Line Items]
Mortgage servicing rights, beginning balance	$ 1,589,000,000
Mortgage servicing rights, ending balance	1,758,000,000	$ 1,589,000,000
Mortgage Servicing Rights [Member] | Residential Mortgage [Member]
Servicing Assets At Fair Value [Line Items]
Mortgage servicing rights, beginning balance	1,063,000,000	845,000,000	$ 1,087,000,000
Mortgage servicing rights, ending balance	1,182,000,000	1,063,000,000	845,000,000
Unpaid principal balance of loans serviced for others at end of period	125,381,000,000	123,466,000,000	108,010,000,000
Servicing Advances	302,000,000	411,000,000	501,000,000
Mortgage Servicing Rights [Member] | Residential Mortgage [Member] | Time and Payoffs [Member]
Servicing Assets At Fair Value [Line Items]
Changes in Fair Value	(168,000,000)	(178,000,000)	(134,000,000)
Mortgage Servicing Rights [Member] | Residential Mortgage [Member] | Other [Member]
Servicing Assets At Fair Value [Line Items]
Changes in Fair Value	37,000,000	2,000,000	(238,000,000)
Mortgage Servicing Rights [Member] | Residential Mortgage [Member] | From loans sold with servicing retained [Member]
Servicing Assets At Fair Value [Line Items]
Additions	62,000,000	78,000,000	85,000,000
Mortgage Servicing Rights [Member] | Residential Mortgage [Member] | Purchases [Member]
Servicing Assets At Fair Value [Line Items]
Additions	188,000,000	316,000,000	45,000,000
Mortgage Servicing Rights [Member] | Commercial Mortgage [Member]
Servicing Assets At Fair Value [Line Items]
Mortgage servicing rights, beginning balance	526,000,000	506,000,000	552,000,000
Mortgage servicing rights, ending balance	576,000,000	526,000,000	506,000,000
Unpaid principal balance of loans serviced for others at end of period	143,139,000,000	145,823,000,000	143,738,000,000
Servicing Advances	265,000,000	251,000,000	299,000,000
Mortgage Servicing Rights [Member] | Commercial Mortgage [Member] | Time and Payoffs [Member]
Servicing Assets At Fair Value [Line Items]
Changes in Fair Value	(92,000,000)	(89,000,000)	(89,000,000)
Mortgage Servicing Rights [Member] | Commercial Mortgage [Member] | Other [Member]
Servicing Assets At Fair Value [Line Items]
Changes in Fair Value	45,000,000	(9,000,000)	(53,000,000)
Mortgage Servicing Rights [Member] | Commercial Mortgage [Member] | From loans sold with servicing retained [Member]
Servicing Assets At Fair Value [Line Items]
Additions	61,000,000	63,000,000	53,000,000
Mortgage Servicing Rights [Member] | Commercial Mortgage [Member] | Purchases [Member]
Servicing Assets At Fair Value [Line Items]
Additions	$ 36,000,000	$ 55,000,000	$ 43,000,000